Contingencies, Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Future Aggregate Minimum Lease Payments under Non-Cancellable Operating Leases	The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

December 31,
2018
2019	91
2020	44
2021	35
2022	32
2023	29
2024 and thereafter	98
329

Summary of Future Unconditional Purchase Obligations	The future unconditional purchase obligations are as follows:

December 31,
2018
2019	343
2020	144
2021	58
2022	26
2023	13
2024 and thereafter	4
588